Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Class of Stock [Line Items]
Stock repurchased (in shares)	4,868,357	3,137,178
Additional shares authorized to be repurchased (in shares)	2,032,598
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	$ 17.31
Warrants repurchased during period (in shares)	227,281
Value of warrants	$ 3,914
Warrants outstanding (in shares)	102,936	330,217
Weighted Average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)	$ 33.74	$ 31.36